Loss per Share (Details) - Schedule of reconciliation of the basic and diluted loss per share - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of the basic and diluted loss per share [Abstract]
Net loss attributable to the Company’s common shareholders	$ (3,241,697)	$ (4,450,994)	$ (8,910,002)
Weighted average shares outstanding – Basic and diluted	3,389,069	2,225,821	2,202,176
Loss per share – Basic and diluted	$ (0.96)	$ (2.00)	$ (4.05)